Related Party Transactions - Additional Information (Detail) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Dec. 31, 2019	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Related Party Transactions [Abstract]
Repayments of advances		$ 9,869
Due to joint venture	$ 9,806	$ 6,167	$ 15,828	$ 0
Letter agreement, percentage of tax savings required to pay if amount of deductions allocated to Company are in excess of specified minimum threshold	100.00%	100.00%
Tax receivable agreement, minimum percentage of the Joint Venture outstanding units required to be owned	20.00%	20.00%